Property, plant and equipment (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		$ 36,434	$ 67,352
Currency translation adjustment		(929)	16,276
Additions		6,313	8,031
Transfers		1,134	(2,878)
Disposals		(355)	(845)
Impairments / Recoveries			(160)
Depreciation charge	[1]	(4,740)	(6,761)
Deconsolidation			(46,477)
Assets incorporated by business combination	[2]		1,896
Net book amount at end of period		37,857	36,434
Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	12,733	10,106
Currency translation adjustment	[3]	(382)	1,648
Additions	[3]	555	395
Transfers	[3]	456	(157)
Disposals		(305)	(565)	[3]
Impairments / Recoveries	[3]		(37)
Depreciation charge	[1],[3]	(160)	(213)
Deconsolidation
Assets incorporated by business combination	[2],[3]		1,556
Net book amount at end of period	[3]	12,897	12,733
Bearer Plant [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[4]	816	436
Currency translation adjustment	[4]	(38)	107
Additions	[4]	407	387
Transfers
Disposals	[4]		(2)
Impairments / Recoveries	[4]
Depreciation charge	[1],[4]	(206)	(112)
Deconsolidation				[4]
Assets incorporated by business combination	[2],[4]
Net book amount at end of period	[4]	979	816
Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		3,428	34,468
Currency translation adjustment		63	7,917
Additions		384	2,032
Transfers		665	(2,721)
Disposals		(1)	(124)
Impairments / Recoveries			(123)
Depreciation charge	[1]	(357)	(1,724)
Deconsolidation			(36,459)
Assets incorporated by business combination	[2]		162
Net book amount at end of period		4,182	3,428
Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		534	7,013
Currency translation adjustment		67	2,427
Additions		103	1,749
Transfers		13
Disposals		(2)	(45)
Impairments / Recoveries
Depreciation charge	[1]	(98)	(1,276)
Deconsolidation			(9,510)
Assets incorporated by business combination	[2]		176
Net book amount at end of period		617	534
Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		14,961	12,413
Currency translation adjustment		(385)	3,200
Additions		3,218	1,741
Transfers
Disposals		(30)	(86)
Impairments / Recoveries
Depreciation charge	[1]	(2,653)	(2,307)
Deconsolidation
Assets incorporated by business combination	[2]
Net book amount at end of period		15,111	14,961
Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[5]	3,962	2,916
Currency translation adjustment	[5]	(254)	977
Additions	[5]	1,646	1,727
Transfers	[5]
Disposals	[5]	(17)	(23)
Impairments / Recoveries	[5]
Depreciation charge	[1],[5]	(1,266)	(1,129)
Deconsolidation			(508)
Assets incorporated by business combination	[2],[5]		2
Net book amount at end of period	[5]	4,071	3,962
Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		93,565	121,911
Currency translation adjustment
Net book amount at end of period		99,728	93,565
Costs [Member] | Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	14,018	11,245
Currency translation adjustment
Net book amount at end of period	[3]	14,342	14,018
Costs [Member] | Bearer Plant [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[4]	1,015	523
Currency translation adjustment
Net book amount at end of period	[4]	1,384	1,015
Costs [Member] | Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		8,179	40,717
Currency translation adjustment
Net book amount at end of period		9,290	8,179
Costs [Member] | Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		1,625	10,078
Currency translation adjustment
Net book amount at end of period		1,806	1,625
Costs [Member] | Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		61,088	54,220
Currency translation adjustment
Net book amount at end of period		63,891	61,088
Costs [Member] | Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[5]	7,640	5,128
Currency translation adjustment
Net book amount at end of period	[5]	9,015	7,640
Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(57,131)	(54,559)
Currency translation adjustment
Net book amount at end of period		(61,871)	(57,131)
Accumulated Depreciation [Member] | Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	(1,285)	(1,139)
Currency translation adjustment
Net book amount at end of period	[3]	(1,445)	(1,285)
Accumulated Depreciation [Member] | Bearer Plant [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[4]	(199)	(87)
Currency translation adjustment
Net book amount at end of period	[4]	(405)	(199)
Accumulated Depreciation [Member] | Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(4,751)	(6,249)
Currency translation adjustment
Net book amount at end of period		(5,108)	(4,751)
Accumulated Depreciation [Member] | Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(1,091)	(3,065)
Currency translation adjustment
Net book amount at end of period		(1,189)	(1,091)
Accumulated Depreciation [Member] | Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(46,127)	(41,807)
Currency translation adjustment
Net book amount at end of period		(48,780)	(46,127)
Accumulated Depreciation [Member] | Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[5]	(3,678)	(2,212)
Currency translation adjustment
Net book amount at end of period	[5]	$ (4,944)	$ (3,678)

[1]	Amortization charge was recognized in the amount of Ps. 3,940 and Ps. 3,339 under "Costs", in the amount of Ps. 286 and Ps. 207 under "General and administrative expenses" and Ps. 80 and Ps. 57 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 26) and Ps. 408 and Ps.350 were capitalized as part of biological assets' cost. In addition, a charge of Ps. 1,539 and Ps. 96 was recognized under "Discontinued operations" as of June 30, 2019 and 2018, respectively.
[2]	See Note 4. Includes other non-significant business combinations.
[3]	On January 9, 2017, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 540 as of June 30, 2019, is within the area of the "Guarayos Forestry Reserve" and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.
[4]	Corresponds to the plantation of sugarcane with a useful life of more than one year.
[5]	Includes furniture and fixtures and vehicles.